CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 24, 2015	Jun. 25, 2014
Common stock, authorized shares	250,000,000	250,000,000
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares issued	176,246,649	176,246,649
Common stock, shares outstanding	60,585,608	64,558,909
Treasury stock, shares	115,661,041	111,687,740